Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2020
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Selling and Administrative Expenses
30.	Selling and Administrative Expenses

(a)	Other administrative expenses
Other administrative expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Wages and salaries	￦	813,467	840,599	828,667
Expenses related to post-employment benefits		73,290	88,880	83,037
Other employee benefits		176,240	177,908	187,075
Travel		40,929	42,692	17,513
Depreciation		101,274	131,337	146,483
Amortization		112,418	112,171	115,254
Communication		10,616	11,150	10,390
Electricity		8,309	8,799	7,968
Taxes and public dues		71,973	78,932	59,274
Rental		69,516	39,886	34,966
Repairs		15,291	13,454	8,952
Entertainment		11,816	11,123	8,328
Advertising		106,875	82,574	71,743
Research & development		108,352	110,315	116,273
Service fees		165,938	193,486	156,530
Vehicles maintenance		8,942	7,660	4,880
Industry association fee		9,571	9,609	9,586
Conference		14,510	15,104	11,576
Increase to provisions		14,433	18,071	12,285
Others		51,995	47,536	48,822

	￦	1,985,755	2,041,286	1,939,602

(b)	Selling expenses
Selling expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Freight and custody	￦	184,675	180,341	180,503
Operating expenses for distribution center		10,614	9,222	6,977
Sales commissions		79,080	73,941	86,851
Sales advertising		4,821	1,552	1,284
Sales promotion		13,792	9,989	7,086
Sample		2,716	2,287	1,650
Sales insurance premium		37,251	32,632	30,364
Contract cost		16,992	38,081	46,247
Others		19,304	20,273	15,97 8

	￦	369,245	368,318	376,9 40